Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Schedule of Trade and Other Receivables

The carrying value of assets comprising the costs of the initial set-up, transition or transformation phase of long-term networked IT services contracts is disclosed below.

At 31 March	2018 £m	2017 £m	2016 £m

Non-current
Other assets[a]	317	360	218

[a] Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).

At 31 March	2018 £m	2017 £m	2016 £m

Current
Trade receivables	1,741	1,774	1,803
Amounts owed by ultimate parent company	15	25	9
Prepayments[a]	1,103	733	702
Accrued income	777	955	1,072
Other receivables[b]	393	373	401
	4,029	3,860	3,987

[a] Prepayments includes £325m (2016/17: £nil, 2015/16: £nil) in respect of the acquisition of spectrum in April 2018. The spectrum auction bidding cut across the 2017/18 and 2018/19 financial years. Whilst £325m was on deposit with Ofcom at 31 March 2018, we went on to win spectrum for a total price of £304m and the excess deposit balance has since been refunded. This will be transferred to intangible assets in 2018/19.

[b] Other receivables includes assets held for sale of £nil (2016/17: £22m, 2015/16: £nil).

Summary of Trade Receivables After Deducting Allowances for Doubtful Debts

Trade receivables are stated after deducting allowances for doubtful debts, as follows:

	2018 £m	2017 £m	2016 £m

At 1 April	303	195	196
Expense	129	211	77
Utilised	(61)	(114)	(89)
Exchange differences	4	11	11
At 31 March	375	303	195

Summary of Trade Receivables Past Due and Not Specifically Impaired

Trade receivables are due as follows:

			Past due and not specifically impaired
At 31 March	Not past due £m	Trade receivables specifically impaired net of provision £m	Between 0 and 3 months £m	Between 3 and 6 months £m	Between 6 and 12 months £m	Over 12 months £m	Total £m

2018	1,251	61	293	44	25	67	1,741
2017	1,184	146	292	17	41	94	1,774
2016	1,152	98	368	51	44	90	1,803

Schedule of Trade Receivables Not Past Due and Accrued Income

Trade receivables not past due and accrued income are analysed below by customer-facing unit.

	Trade receivables not past due			Accrued income
At 31 March	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m

BT Consumer	157	128	138	86	90	83
EE	206	335	267	122	170	312
Business and Public Sector	253	200	115	134	151	146
Global Services	477	444	555	222	297	351
Wholesale and Ventures	92	75	76	145	167	99
Openreach	61	1	1	67	78	79
Other	5	1	–	1	2	2
Total	1,251	1,184	1,152	777	955	1,072